Investment Securities (Tables)	12 Months Ended
Sep. 30, 2020
Investments, Debt and Equity Securities [Abstract]
Investments by contractual maturity date
The tables below provide detail regarding the amortized cost and fair value of available-for-sale and held-to-maturity investment securities.

September 30, 2020	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	($ in thousands)
Available-for-sale securities
U.S. government and agency securities due
5 to 10 years	$18,448	$376	$—	$18,824	2.05%
Asset-backed securities
5 to 10 years	38,289	—	(1,600)	36,689	0.83
Over 10 years	906,489	647	(6,908)	900,228	1.14
Corporate debt securities due
Within 1 year	54,209	337	(51)	54,495	1.22
1 to 5 years	128,289	3,366	(428)	131,227	1.78
5 to 10 years	97,157	4,305	—	101,462	1.50
Municipal bonds due
1 to 5 years	1,461	36	—	1,497	—
Over 10 years	36,044	774	—	36,818	5.40
Mortgage-backed securities
Agency pass-through certificates	929,713	39,166	(627)	968,252	2.82
Commercial MBS	—	—	—	—	—
	2,210,099	49,007	(9,614)	2,249,492	1.97
Held-to-maturity securities
Agency pass-through certificates	698,934	21,582	—	720,516	3.16
Commercial MBS	6,904	—	(52)	6,852	1.02
	705,838	21,582	(52)	727,368	3.14
	$2,915,937	$70,589	$(9,666)	$2,976,860	2.25%

September 30, 2019	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	($ in thousands)
Available-for-sale securities
U.S. government and agency securities due
5 to 10 years	$21,049	$39	$—	$21,088	2.05%
Asset-backed securities
5 to 10 years	44,238	—	(629)	43,609	2.61
Over 10 years	207,067	1	(987)	206,081	3.02
Corporate debt securities due
Within 1 year	43,903	411	—	44,314	3.65
1 to 5 years	70,000	689	(50)	70,639	3.29
5 to 10 years	92,931	1,879	—	94,810	3.27
Municipal bonds due
1 to 5 years	1,430	14	—	1,444	1.94
Over 10 years	20,303	895	—	21,198	6.45
Mortgage-backed securities
Agency pass-through certificates	957,150	26,533	(1,124)	982,559	3.29
	1,458,071	30,461	(2,790)	1,485,742	3.27
Held-to-maturity securities
Mortgage-backed securities
Agency pass-through certificates	1,428,480	19,945	(337)	1,448,088	3.15
Commercial MBS	15,000	7	—	15,007	2.89
	1,443,480	19,952	(337)	1,463,095	3.15
	$2,901,551	$50,413	$(3,127)	$2,948,837	3.21%

Schedule of unrealized losses and fair value of securities	The following tables show the gross unrealized losses and fair value of securities as of September 30, 2020 and September 30, 2019, by length of time that individual securities in each category have been in a continuous loss position. There were 51 and 41 securities with an unrealized loss as of September 30, 2020 and September 30, 2019, respectively. The decline in fair value since purchase is attributable to changes in interest rates. Because the Company does not intend to sell these securities and does not consider it more likely than not that it will be required to sell these securities before the recovery of amortized cost basis, which may be upon maturity, the Company does not consider these investments to be impaired.

September 30, 2020	Less than 12 months		12 months or more		Total
	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value
	(In thousands)
Available-for-sale securities
Corporate debt securities	$(74)	$45,875	$(405)	$24,596	$(479)	$70,471
Asset-backed securities	(5,481)	587,746	(3,027)	204,369	(8,508)	792,115
Mortgage-backed securities	(278)	41,897	(349)	56,196	(627)	98,093
	(5,833)	675,518	(3,781)	285,161	(9,614)	960,679
Held-to-maturity securities
Mortgage-backed securities	(52)	6,853	—	—	(52)	6,853
	$(5,885)	$682,371	$(3,781)	$285,161	$(9,666)	$967,532

September 30, 2019	Less than 12 months		12 months or more		Total
	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value
	(In thousands)
Available-for-sale securities
Corporate debt securities	$—	$—	$(50)	$24,950	$(50)	$24,950
Asset-backed securities	(656)	152,715	(960)	77,391	(1,616)	230,106
Mortgage-backed securities	(148)	87,895	(976)	155,620	(1,124)	243,515
	(804)	240,610	(1,986)	257,961	(2,790)	498,571
Held-to-maturity securities
Mortgage-backed securities	—	—	(337)	115,182	(337)	115,182
	$(804)	$240,610	$(2,323)	$373,143	$(3,127)	$613,753